STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 6.9%
Advertising - .2%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	1,500,000	[b]	1,418,370
Banks - .2%
Freedom Mortgage Corp., Sr. Unscd. Notes		6.63	1/15/2027	500,000	[b,c]	483,329
Freedom Mortgage Corp., Sr. Unscd. Notes		7.63	5/1/2026	1,500,000	[b]	1,491,649
					1,974,978
Chemicals - .5%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	1,500,000	[b,d]	1,226,250
Kobe US Midco 2, Inc., Sr. Unscd. Notes		9.25	11/1/2026	1,263,465	[b,d]	1,051,835
Rain Carbon, Inc., Sr. Scd. Notes		12.25	9/1/2029	1,430,000	[b,c]	1,526,981
					3,805,066
Collateralized Loan Obligations Debt - 2.8%
Arbour VII DAC CLO, Ser. 7A, CI. E, (3 Month EURIBOR +6.40%)	EUR	10.34	3/15/2033	1,000,000	[b,e]	1,086,991
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)	EUR	10.00	4/20/2032	1,450,000	[b,e]	1,570,102
Barings I Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month TSFR +5.76%)		11.09	4/15/2031	2,900,000	[b,e]	2,867,160
Barings III Ltd. CLO, Ser. 2019-3A, Cl. ER, (3 Month TSFR +6.96%)		12.29	4/20/2031	1,000,000	[b,e]	1,004,415
Battalion XVI Ltd. CLO, Ser. 2019-16A, Cl. ER, (3 Month TSFR +6.86%)		12.19	12/19/2032	2,000,000	[b,e]	1,960,726
CBAM Ltd. CLO, Ser. 2021-14A, Cl. E, (3 Month TSFR +6.76%)		12.09	4/20/2034	1,500,000	[b,e]	1,411,565
CIFC Funding IV Ltd. CLO, Ser. 2020-4A, Cl. E, (3 Month TSFR +7.11%)		12.44	1/15/2034	1,180,000	[b,e]	1,193,102
KKR 23 Ltd. CLO, Ser. 23, Cl. E, (3 Month TSFR +6.26%)		11.59	10/20/2031	2,000,000	[b,e]	2,006,296
Neuberger Berman Loan Advisers 24 Ltd. CLO, Ser. 2017-24A, Cl. E, (3 Month TSFR +6.28%)		11.61	4/19/2030	1,000,000	[b,e]	1,004,166
Neuberger Berman Loan Advisers 36 Ltd. CLO, Ser. 2020-36A, Cl. ER2, (3 Month TSFR +7.30%)		12.62	4/20/2033	500,000	[b,e]	502,946
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.90%)		11.23	4/15/2031	800,000	[b,e]	803,986

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 6.9% (continued)
Collateralized Loan Obligations Debt - 2.8% (continued)
Rockford Tower Europe DAC CLO, Ser. 2019-1A, Cl. E, (3 Month EURIBOR +6.03%)	EUR	9.93	1/20/2033	1,000,000	[b,e]	1,083,382
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)		13.44	10/20/2035	750,000	[b,e]	752,885
Sound Point XXXIII Ltd. CLO, Ser. 2022-1A, Cl. E, (3 Month TSFR +6.70%)		12.02	4/25/2035	2,000,000	[b,e]	1,838,690
St. Pauls CLO, Ser. 11-A, Cl. E, (3 Month EURIBOR +6.00%)	EUR	9.89	1/17/2032	1,000,000	[b,e]	1,057,599
Trimaran CAVU Ltd. CLO, Ser. 2019-1A, CI. E, (3 Month TSFR +7.30%)		12.63	7/20/2032	2,840,000	[b,e]	2,822,375
					22,966,386
Commercial & Professional Services - .3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes		6.63	7/15/2026	2,527,000	[b]	2,527,583
Consumer Discretionary - .4%
Everi Holdings, Inc., Gtd. Notes		5.00	7/15/2029	1,500,000	[b,c]	1,457,362
NCL Finance Ltd., Gtd. Notes		6.13	3/15/2028	1,500,000	[b]	1,469,499
					2,926,861
Diversified Financials - .2%
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	2,000,000	[b]	1,983,707
Energy - .3%
New Fortress Energy, Inc., Sr. Scd. Notes		6.75	9/15/2025	973,000	[b,c]	962,146
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	1,500,000	[b]	1,534,049
					2,496,195
Food Products - .2%
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	1,500,000	[b]	1,754,594
Health Care - .4%
CHS/Community Health Systems, Inc., Scd. Notes		6.88	4/15/2029	1,500,000	[b]	1,175,404
CHS/Community Health Systems, Inc., Sr. Scd. Notes		6.00	1/15/2029	1,500,000	[b]	1,344,579
LifePoint Health, Inc., Gtd. Notes		5.38	1/15/2029	1,000,000	[b]	845,095
					3,365,078
Industrial - .1%
GrafTech Finance, Inc., Sr. Scd. Notes		4.63	12/15/2028	1,497,000	[b,c]	971,087

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 6.9% (continued)
Insurance - .1%
Ardonagh Finco Ltd., Sr. Scd. Notes		7.75	2/15/2031	520,000	[b]	516,856
Ardonagh Group Finance Ltd., Sr. Unscd. Notes		8.88	2/15/2032	588,000	[b]	579,930
					1,096,786
Internet Software & Services - .2%
Arches Buyer, Inc., Sr. Unscd. Notes		6.13	12/1/2028	2,000,000	[b]	1,613,074
Materials - .2%
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	1,523,000	[b,c]	1,394,059
Metals & Mining - .1%
Samarco Mineracao SA, Sr. Unscd. Notes		9.00	6/30/2031	1,000,000	[b,d]	935,700
Real Estate - .5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Scd. Notes		7.00	4/15/2030	991,571	[b]	862,024
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	864,000	[b]	856,965
Starwood Property Trust, Inc., Sr. Unscd. Notes		3.75	12/31/2024	2,000,000	[b]	1,965,549
					3,684,538
Retailing - .2%
Carvana Co., Sr. Scd. Notes		13.00	6/1/2030	1,500,000	[b,d]	1,545,314
Total Bonds and Notes (cost $56,567,055)				56,459,376

Floating Rate Loan Interests - 88.8%
Advertising - 1.1%
CB Poly US Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)		10.85	5/21/2029	1,965,394	[e]	1,934,439
Dotdash Meredith, Inc., Term Loan B, (1 Month TSFR +4.10%)		9.41	12/1/2028	3,901,155	[e]	3,915,785
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)		10.41	4/11/2029	2,969,281	[e]	2,854,221
					8,704,445
Aerospace & Defense - 1.8%
Dynasty Acquisition I Co., 2024 Refinancing Term Loan B-1, (1 Month TSFR +3.50%)		8.83	8/24/2028	2,886,685	[e]	2,914,080
Ovation Parent, Inc., Term Loan, (3 Month TSFR +3.50%)		8.83	4/21/2031	2,722,727	[e]	2,745,707
Propulsion BC Newco LLC, Initial Term Loan, (3 Month TSFR +3.75%)		9.06	9/14/2029	2,679,437	[e]	2,704,556
Spirit AeroSystems, Inc., New Initial Term Loan, (3 Month TSFR +4.25%)		9.58	1/15/2027	1,802,028	[e]	1,815,318

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Aerospace & Defense - 1.8% (continued)
Standard Aero Ltd., 2024 Refinancing Term Loan B-2, (1 Month TSFR +3.50%)		8.83	8/24/2028	1,113,032	[e]	1,123,594
TransDigm, Inc., Term Loan I, (3 Month TSFR +2.75%)		8.06	8/24/2028	2,243,592	[e]	2,256,324
TransDigm, Inc., Tranche Term Loan J, (3 Month TSFR +3.25%)		8.56	2/28/2031	1,246,875	[e]	1,253,265
					14,812,844
Airlines - 1.1%
AAdvantage Loyalty LP, Initial Term Loan, (3 Month TSFR +5.01%)		10.34	4/20/2028	4,901,417	[e]	5,099,777
Mileage Plus Holdings LLC, Initial Term Loan, (3 Month TSFR +5.40%)		10.73	6/21/2027	3,870,000	[e]	3,963,228
					9,063,005
Automobiles & Components - 2.0%
Clarios Global LP, First Lien Amendment No. 1 Euro Term Loan, (1 Month EURIBOR +3.25%)	EUR	7.02	4/30/2026	4,105,850	[e]	4,475,568
First Brands Group LLC, 2021 First Lien Term Loan, (3 Month TSFR +5.26%)		10.59	3/30/2027	373,397	[e]	370,329
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.26%)		10.59	3/30/2027	6,419,382	[e]	6,387,285
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +4.35%)		9.70	3/5/2027	3,142,409	[e]	2,988,038
Realtruck Group, Inc., Initial Term Loan, (1 Month TSFR +3.61%)		8.94	1/31/2028	1,442,398	[e]	1,444,209
Realtruck Group, Inc., Second Amendment Incremental Term Loan, (1 Month TSFR +5.11%)		10.44	1/31/2028	860,000	[e]	863,229
					16,528,658
Banks - .7%
Ascensus Holdings, Inc., Initial Term Loan, (1 Month TSFR +3.61%)		8.94	8/2/2028	3,398,856	[e]	3,408,424
Chrysaor Bidco Sarl, Term Loan B, (1 Month TSFR +3.50%)		4.00	5/16/2031	2,450,000	[e]	2,462,250
					5,870,674
Beverage Products - .7%
Triton Water Holdings, Inc., 2024 Incremental Term Loan, (3 Month TSFR +4.00%)		9.30	3/31/2028	1,102,237	[e]	1,108,024
Triton Water Holdings, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.51%)		8.81	3/31/2028	4,778,414	[e]	4,777,052
					5,885,076

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Building Materials - 2.4%
Cornerstone Building Brands, Inc., Facility Term Loan B, (1 Month TSFR +3.35%)		8.67	4/12/2028	2,977,545	[e]	2,939,789
Cornerstone Building Brands, Inc., Term Loan, (1 Month TSFR +5.63%)		10.94	8/1/2028	2,080,448	[e]	2,114,256
Cornerstone Building Brands, Inc., Tranche Term Loan C, (1 Month TSFR +4.50%)		9.82	5/15/2031	1,250,000	[e]	1,253,125
Emrld Borrower LP, Term Loan B, (1 Month TSFR +2.50%)		7.83	5/31/2030	1,583,811	[e]	1,595,800
MIWD Holdco II LLC, 2024 Incremental Term Loan, (1 Month TSFR +3.50%)		8.83	3/28/2031	3,661,597	[e]	3,694,021
Oscar Acquisitionco LLC, Term Loan B, (3 Month TSFR +4.60%)		9.90	4/29/2029	2,992,405	[e]	3,000,574
Potters Borrower LP, 2024 Refinancing Term Loan, (3 Month TSFR +3.75%)		9.05	12/14/2027	2,488,333	[e]	2,508,551
Tamko Building Products, Inc., Refinancing Term Loan, (3 Month TSFR +3.25%)		8.58	9/20/2030	2,929,006	[e]	2,942,421
					20,048,537
Chemicals - 2.2%
Chemours Co., Euro Tranche Term Loan B-3, (1 Month EURIBOR +4.00%)	EUR	7.78	8/18/2028	1,500,000	[e]	1,637,340
Derby Buyer LLC, 2024 Refinancing Term Loan, (3 Month TSFR +3.50%)		8.82	11/1/2030	2,284,916	[e]	2,295,621
Hexion Holdings Corp., First Lien Initial Term Loan, (3 Month TSFR +4.65%)		9.98	3/15/2029	3,066,173	[e]	3,074,559
Nouryon Finance BV, Extended Euro Term Loan, (3 Month EURIBOR +4.25%)	EUR	8.18	4/3/2028	2,000,000	[e]	2,179,193
Nouryon USA LLC, Incremental Term Loan B, (3 Month TSFR +3.50%)		8.82	4/3/2028	2,050,527	[e]	2,071,032
Olympus Water US Holding Corp., Initial Euro Term Loan, (3 Month EURIBOR +4.00%)	EUR	7.90	11/9/2028	2,000,000	[e]	2,181,341
The Chemours Company, Tranche Term Loan B-3, (1 Month TSFR +3.50%)		8.83	8/18/2028	1,492,500	[e]	1,504,634
WR Grace Holdings LLC, Term Loan B, (3 Month TSFR +3.75%)		9.32	9/22/2028	3,029,504	[e]	3,044,651
					17,988,371

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Commercial & Professional Services - 6.4%
Adtalem Global Education, Inc., 2024 Repricing Term Loan, (1 Month TSFR +3.50%)		8.83	8/14/2028	2,075,160	[e]	2,083,813
Albion Financing 3 Sarl, 2023 & 2026 Term Loan, (3 Month EURIBOR +5.25%)	EUR	9.15	8/17/2026	1,500,000	[e]	1,642,418
Albion Financing 3 Sarl, 2023 Incremental US Dollar Term Loan, (3 Month TSFR +5.50%)		10.83	8/17/2026	990,000	[e]	998,049
Albion Financing 3 Sarl, Term Loan B, (3 Month TSFR +5.25%)		10.57	8/17/2026	1,779,760	[e]	1,794,781
American Auto Auction, First Lien Tranche Term Loan B, (3 Month TSFR +5.15%)		10.46	12/30/2027	3,246,057	[e]	3,248,492
CHG Healthcare Services, Inc., 2023 Incremental Term Loan, (1 Month TSFR +3.75%)		9.08	10/2/2028	1,995,000	[e]	2,008,217
CHG Healthcare Services, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.36%)		8.69	9/29/2028	957,307	[e]	961,697
Division Holding Corp., Term Loan B, (1 Month TSFR +4.86%)		10.19	5/30/2028	2,916,014	[e]	2,916,014
Ensemble RCM LLC, Term Loan B, (3 Month TSFR +3.00%)		8.33	8/1/2029	2,897,908	[e]	2,918,223
Envalior Finance GmbH, Facility Euro Term Loan B-1, (3 Month EURIBOR +5.50%)	EUR	9.36	4/3/2030	1,500,000	[e]	1,577,836
Envalior Finance GmbH, Term Loan B-1, (1 Month TSFR +5.50%)		6.00	4/3/2030	1,000,000	[e]	951,250
Grant Thornton LLP, Initial Term Loan, (1 Month TSFR +2.25%)		3.25	5/30/2031	2,000,000	[e]	2,015,640
House of HR Group BV, Additional Facility Term Loan B-2, (3 Month TSFR +5.00%)	EUR	8.83	11/5/2029	1,500,000	[e]	1,637,747
Kingpin Intermediate Holdings, Term Loan, (1 Month TSFR +3.50%)		8.83	2/8/2028	2,482,494	[e]	2,487,695
KUEHG Corp., Term Loan B, (3 Month TSFR +4.50%)		9.82	6/12/2030	3,641,536	[e]	3,662,275
Modulaire Group Holdings, Facility Term Loan B, (3 Month EURIBOR +4.43%)	EUR	8.33	12/22/2028	1,500,000	[e]	1,633,369
OMNIA Partners LLC, Repriced Term Loan, (3 Month TSFR +3.75%)		9.07	7/25/2030	3,516,188	[e]	3,534,982
OMNIA Partners LLC, Term Loan B, (1 Month TSFR +3.25%)		3.25	7/25/2030	271,000	[e]	272,449

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Commercial & Professional Services - 6.4% (continued)
Prime Security Services Borrower LLC, 2024 Refinancing Term Loan B-1, (3 Month TSFR +2.25%)		7.58	10/15/2030	1,995,000	[e]	2,005,025
Prometric Holdings, Inc., Term Loan B, (1 Month TSFR +4.86%)		10.19	1/31/2028	2,301,234	[e]	2,317,918
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, (1 Month TSFR +4.36%)		9.69	7/10/2028	2,047,690	[e]	2,044,404
Spring Education Group, Inc., Initial Term Loan, (3 Month TSFR +4.50%)		9.81	10/4/2030	2,819,872	[e]	2,847,719
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.25%)		10.43	1/21/2029	3,200,879	[e]	3,198,894
Wand NewCo 3, Inc., Intial Term Loan, (1 Month TSFR +3.75%)		9.08	1/30/2031	3,733,333	[e]	3,767,699
					52,526,606
Consumer Discretionary - 6.6%
AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan B, (1 Month TSFR +4.25%)		9.57	7/31/2028	2,000,000	[e]	2,013,750
AI Aqua Merger Sub, Inc., Initial Term Loan B, (1 Month TSFR +4.00%)		9.32	7/31/2028	2,726,210	[e]	2,741,477
Allwyn Entertainment Financing US LLC, Term Loan B, (1 Month TSFR +2.25%)		2.25	6/30/2031	3,000,000	[e]	3,009,375
Bally's Corp., Facility Term Loan B, (3 Month TSFR +3.25%)		8.84	10/2/2028	4,100,619	[e]	3,943,648
Cirque Du Soleil Holding, Initial Term Loan, (1 Month TSFR +3.75%)		9.05	3/8/2030	1,980,000	[e]	1,984,950
Closure Systems International Group, Inc., Amendment No. 4 Term Loan, (1 Month TSFR +4.00%)		9.33	3/22/2029	2,285,000	[e]	2,302,138
Dealer Tire Financial LLC, Term Loan B-3, (1 Month TSFR +3.75%)		9.08	12/14/2027	3,937,918	[e]	3,955,954
ECL Entertainment LLC, Term Loan B, (1 Month TSFR +4.00%)		9.33	8/30/2030	2,348,201	[e]	2,365,812
Fitness International LLC, New Term Loan B, (1 Month TSFR +5.25%)		10.58	2/12/2029	4,372,460	[e]	4,388,857
GVC Holdings PLC, Facility Euro Term Loan B-4, (3 Month EURIBOR +3.25%)	EUR	7.10	6/30/2028	1,000,000	[e]	1,092,423
GVC Holdings PLC, Facility Term Loan B-3, (3 Month TSFR +2.85%)		8.17	10/31/2029	2,500,000	[e]	2,511,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Consumer Discretionary - 6.6% (continued)
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month TSFR +4.36%)		9.69	4/26/2028	2,890,849	[e,f]	2,890,863
LC Ahab US Bidco LLC, Initial Term Loan, (1 Month TSFR +3.50%)		8.83	5/1/2031	2,068,000	[e]	2,083,520
ONE Hotels GmbH, Facility Term Loan B, (3 Month EURIBOR +4.50%)	EUR	4.50	5/14/2031	2,000,000	[e]	2,189,088
Ontario Gaming GTA LP, Term Loan B, (3 Month TSFR +4.25%)		9.56	8/1/2030	3,449,388	[e]	3,476,500
Recess Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)		9.83	2/20/2030	3,534,444	[e]	3,559,857
Tecta America Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.44	4/10/2028	1,629,117	[e]	1,639,250
Tecta America Corp., Term Loan B, (1 Month TSFR +4.36%)		9.68	4/10/2028	1,960,150	[e]	1,972,342
Verde Purchaser LLC, Initial Term Loan, (3 Month TSFR +5.00%)		10.31	12/2/2030	2,440,000	[e]	2,447,320
Windsor Holdings III LLC, 2024 Term Loan B, (1 Month TSFR +4.00%)		9.32	8/1/2030	3,852,745	[e]	3,902,927
					54,471,376
Consumer Durables & Apparel - .2%
S&S Holdings LLC, First Lien Initial Term Loan, (1 Month TSFR +5.10%)		10.42	3/13/2028	1,942,015	[e]	1,950,511
Consumer Staples - 1.0%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.50%)		8.84	2/26/2029	4,444,693	[e]	4,434,381
Kronos Acquisition Holdings, Inc., Tranche Term Loan B-1, (3 Month TSFR +4.01%)		9.31	12/22/2026	3,794,676	[e]	3,805,737
					8,240,118
Diversified Financials - 3.0%
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month TSFR +5.00%)		10.33	3/12/2029	4,824,408	[e]	4,850,340
Edelman Financial Center, First Lien Term Loan B, (1 Month TSFR +3.61%)		8.94	4/7/2028	3,505,924	[e]	3,512,655
Hudson River Trading LLC, Term Loan, (1 Month TSFR +3.11%)		8.44	3/20/2028	1,814,841	[e]	1,819,378
Jane Street Group LLC, 2021 Term Loan, (1 Month TSFR +2.61%)		7.94	1/26/2028	3,451,680	[e]	3,466,988

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Diversified Financials - 3.0% (continued)
Nexus Buyer LLC, Amendment No. 5 Term Loan, (1 Month TSFR +4.50%)	9.83	12/13/2028	1,020,000	[e]	1,023,402
Nexus Buyer LLC, Initial Term Loan, (1 Month TSFR +3.85%)	9.18	11/9/2026	2,472,264	[e]	2,479,681
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, (3 Month TSFR +5.00%)	10.33	6/1/2027	3,851,981	[d,e]	3,506,266
The Edelman Financial Engines Center LLC, Term Loan, (1 Month TSFR +5.25%)	5.25	10/20/2028	2,083,000	[e]	2,086,999
The Edelman Financial Engines Center LLC, Term Loan B, (1 Month TSFR +6.86%)	12.19	7/20/2026	1,530,000	[e]	1,536,342
				24,282,051
Electronic Components - .5%
Roper Industrial Products Investment Co., First Lien Term Loan, (3 Month TSFR +4.00%)	9.30	11/23/2029	4,106,307	[e]	4,141,806
Energy - 3.0%
CPV Shore Holdings LLC, Advance Term Loan B, (1 Month TSFR +3.75%)	3.90	12/27/2025	1,427,230	[e]	1,376,206
Freeport LNG Investments, Initial Term Loan B, (3 Month TSFR +3.76%)	9.09	12/21/2028	3,578,986	[e]	3,582,959
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3 Month TSFR +2.50%)	7.83	10/4/2030	2,407,300	[e]	2,422,947
NGL Energy Operating LLC, Intial Term Loan, (1 Month TSFR +4.50%)	9.83	2/3/2031	2,284,000	[e]	2,304,385
Oryx Midstream Services LLC, 2024 Refinancing Term Loan, (1 Month TSFR +3.11%)	8.44	10/5/2028	2,449,841	[e]	2,468,006
Traverse Midstream Partners LLC, Term Loan B, (3 Month TSFR +3.50%)	8.83	2/16/2028	3,941,977	[e]	3,974,006
UGI Energy Services LLC, 2023 Incremental Term Loan, (1 Month TSFR +3.35%)	8.68	2/22/2030	1,978,545	[e]	1,993,997
WaterBridge Midstream Operating, Initial Term Loan, (3 Month TSFR +6.01%)	11.34	6/21/2026	3,795,479	[e]	3,819,561
WaterBridge NDB Operating LLC, Term Loan, (3 Month TSFR +4.50%)	9.83	5/10/2029	3,086,957	[e]	3,106,250
				25,048,317

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Environmental Control - .2%
Win Waste Innovations Holdings , Term Loan, (1 Month TSFR +2.75%)		8.18	3/27/2028	1,406,000	[e]	1,315,489
Financials - .3%
Jump Financial LLC, Term Loan, (3 Month TSFR +4.76%)		10.07	8/7/2028	2,592,145	[e]	2,592,145
Food Products - 1.9%
Biscuit Holding SASU, Facility Term Loan B, (6 Month EURIBOR +4.00%)	EUR	7.86	2/14/2027	1,500,000	[e]	1,533,615
Chobani LLC, 2023 Additional Term Loan, (1 Month TSFR +3.75%)		9.07	10/25/2027	3,401,475	[e]	3,426,561
Fiesta Purchaser, Inc., Term Loan B, (1 Month TSFR +4.00%)		9.33	2/12/2031	2,988,889	[e]	3,019,704
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)		10.31	10/2/2030	4,140,000	[e]	3,941,011
Platform Bidco Ltd., Facility Term Loan B, (6 Month EURIBOR +4.00%)	EUR	7.86	9/23/2028	2,000,000	[e]	2,134,315
Upfield BV, Facility Term Loan B-6, (3 Month EURIBOR +5.00%)	EUR	8.88	1/3/2028	1,500,000	[e]	1,632,287
					15,687,493
Food Service - .2%
PAX Holdco Spain SL, Term Loan B-3, (3 Month EURIBOR +5.00%)	EUR	8.83	12/24/2029	1,500,000	[e]	1,629,618
Health Care - 9.6%
Aenova Holding GmbH, Facility Term Loan B-2, (1 Month EURIBOR +4.50%)	EUR	8.30	3/31/2026	1,500,000	[e]	1,635,103
AI Sirona Luxembourg Acquisition Sarl, Facility Euro Term Loan B-3, (1 Month EURIBOR +4.00%)	EUR	7.77	9/29/2028	2,000,000	[e]	2,181,222
Alvogen Pharma US, Inc., 2022 New Extended June Term Loan, (3 Month TSFR +7.65%)		12.96	6/30/2025	108,596	[e]	99,636
Amneal Pharmaceuticals LLC, Term Loan, (1 Month TSFR +5.50%)		10.82	5/4/2028	3,234,000	[e]	3,272,420
Auris Luxembourg III Sarl, Facility Term Loan B-4, (6 Month TSFR +4.68%)		9.56	2/8/2029	3,399,560	[e]	3,412,325
Catalent Pharma Solution, Inc., Term Loan B4, (1 Month TSFR +3.00%)		8.32	2/22/2028	2,000,000	[e]	2,013,750
eResearchTechnology, Inc., First Lien Initial Term Loan, (1 Month TSFR +4.00%)		9.32	2/4/2027	3,578,504	[e]	3,599,474
Financiere Mendel SASU, USD Facility Term Loan B, (3 Month TSFR +4.25%)		9.57	11/13/2030	2,500,000	[e]	2,516,562

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Health Care - 9.6% (continued)
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)		9.41	10/1/2027	5,725,791	[e]	5,580,270
GHX Ultimate Parent Corp., Initial Term Loan, (3 Month TSFR +4.00%)		9.33	6/30/2027	1,965,175	[e]	1,975,001
Global Medical Response Inc, Term Loan B, (1 Month TSFR +4.75%)		4.75	10/2/2028	2,740,000	[d,e]	2,707,462
IVC Acquisition Ltd., Facility Term Loan B-8, (3 Month EURIBOR +5.00%)	EUR	5.00	12/6/2028	1,500,000	[e]	1,633,898
LifePoint Health, Inc., 2024 Incremental Term Loan, (3 Month TSFR +4.00%)		9.33	5/9/2031	1,680,000	[e]	1,687,350
LifePoint Health, Inc., 2024 Repricing Term Loan B, (3 Month TSFR +4.75%)		10.06	11/16/2028	3,890,250	[e]	3,923,842
Medline Borrower LP, Initial Euro Term Loan, (1 Month EURIBOR +3.00%)	EUR	6.85	10/23/2028	2,000,000	[e]	2,179,345
Medline Borrower LP, Term Loan B, (1 Month TSFR +2.75%)		8.08	10/23/2028	3,871,541	[e]	3,901,681
Midwest Physician Adminstrative Services LLC, First Lien Term Loan, (3 Month TSFR +3.51%)		8.82	3/13/2028	2,423,555	[e]	2,090,316
Nidda Healthcare Holding, Term Loan, (3 Month EURIBOR +3.50%)	EUR	7.32	8/21/2026	1,500,000	[e]	1,629,251
Onex TSG Intermediate Corp., Initial Term Loan, (1 Month TSFR +4.86%)		10.19	2/28/2028	936,082	[e]	940,762
Packaging Coordinators Midco, Inc., Term Loan, (1 Month TSFR +3.25%)		4.00	11/30/2027	3,969,342	[e]	3,986,708
Phoenix Guarantor, Inc., Tranche Term Loan B-4, (1 Month TSFR +3.25%)		8.58	2/21/2031	1,994,805	[e]	1,998,366
Radiology Partners, Inc., Term Loan C, (3 Month TSFR +5.00%)		8.83	1/31/2029	3,627,167	[d,e]	3,478,689
Sharp Services LLC, Tranche Term Loan C , (3 Month TSFR +3.75%)		9.05	12/29/2028	5,440,444	[e]	5,501,649
Sirona BidCo SASU, Facility Term Loan B, (3 Month EURIBOR +4.50%)	EUR	8.43	12/16/2028	2,000,000	[e]	1,929,544
Sotera Health Holdings LLC, Term Loan B, (1 Month TSFR +3.25%)		3.25	5/30/2031	3,300,000	[e]	3,292,789
Surgery Center Holdings, Inc., Term Loan, (1 Month TSFR +3.50%)		8.82	12/19/2030	3,753,149	[e]	3,778,088

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Health Care - 9.6% (continued)
US Anesthesia Partners, Initial Term Loan, (1 Month TSFR +4.36%)		9.68	10/2/2028	3,988,077	[e]	3,885,564
WCG Intermediate Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.44	1/8/2027	4,257,263	[e]	4,285,042
					79,116,109
Industrial - 5.4%
Artera Services LLC, Tranche Term Loan C, (3 Month TSFR +4.50%)		9.81	2/10/2031	1,955,833	[e]	1,974,776
CPM Holdings, Inc., First Lien Term Loan, (1 Month TSFR +4.50%)		9.81	9/28/2028	3,663,879	[e]	3,673,038
Dellner Couplers Group AB, Term Loan B, (3 Month EURIBOR +5.50%)	EUR	5.50	6/18/2029	1,500,000	[e]	1,609,265
DXP Enterprises, Inc., Initial Term Loan, (6 Month TSFR +4.85%)		10.16	10/7/2030	3,079,762	[e]	3,104,308
Emerald Expo Holdings, Inc., Refinancing Term Loan, (1 Month TSFR +5.10%)		10.43	5/22/2026	2,940,189	[e]	2,960,403
First Eagle Holdings, Inc., Term Loan, (3 Month TSFR +3.00%)		8.33	3/5/2029	3,951,918	[e]	3,947,532
Innio Group Holding GmbH, Extended Facility Term Loan B, (3 Month EURIBOR +4.25%)	EUR	8.17	11/6/2028	1,734,630	[e]	1,899,457
LSF12 Badger Bidco LLC, Initial Term Loan, (1 Month TSFR +6.00%)		11.33	7/10/2030	1,373,659	[e]	1,359,923
Michael Baker International LLC, Term Loan B, (1 Month TSFR +4.75%)		5.50	12/1/2028	2,391,000	[e]	2,402,955
Revere Power LLC, Term Loan B, (3 Month TSFR +4.40%)		9.71	3/30/2026	2,241,559	[e]	2,021,606
Revere Power LLC, Term Loan C, (3 Month TSFR +4.40%)		9.71	3/30/2026	196,309	[e]	177,046
STS Operating, Inc., First Refinancing Term Loan, (3 Month TSFR +4.10%)		9.42	3/25/2031	3,147,273	[e]	3,169,555
Swissport Stratosphere USA LLC, USD Facility Term Loan B, (3 Month TSFR +4.25%)		9.56	3/31/2031	3,445,714	[e]	3,469,421
Titan Acquisition Ltd., Amendment No. 5 Refinancing Term Loan, (6 Month TSFR +5.00%)		10.33	4/24/2029	2,388,822	[e]	2,409,736
TK Elevator Midco GmbH, Repriced Euro Term Loan, (6 Month EURIBOR +3.63%)	EUR	7.49	7/30/2027	1,500,000	[e]	1,634,622

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Industrial - 5.4% (continued)
Touchdown Acquirer, Inc., Delayed Draw Tem Loan, (3 Month TSFR +4.00%)		1.00	2/21/2031	561,377	[e,f]	566,466
Touchdown Acquirer, Inc., Initial Dollar Term Loan, (3 Month TSFR +4.00%)		9.33	2/21/2031	2,563,623	[e]	2,586,862
TRC Companies, Inc., Term Loan, (1 Month TSFR +3.86%)		9.19	12/11/2028	2,589,848	[e]	2,599,560
Victory Buyer LLC, First Lien Initial Term Loan, (3 Month TSFR +4.01%)		9.34	11/20/2028	2,745,036	[e]	2,671,030
					44,237,561
Information Technology - 11.7%
AI Silk Midco Ltd., Facility Term Loan B, (3 Month EURIBOR +5.00%)	EUR	8.94	3/24/2031	1,500,000	[e]	1,625,801
Applied Systems, Inc., 2024 First Lien Initial Term Loan, (3 Month TSFR +3.50%)		8.81	2/24/2031	2,173,575	[e]	2,195,224
AthenaHealth Group, Inc., Term Loan B, (1 Month TSFR +3.25%)		8.58	2/15/2029	6,875,052	[e]	6,875,533
Azalea Topco, Inc., Initial Term Loan, (1 Month TSFR +3.50%)		8.83	4/24/2031	3,341,000	[e]	3,356,937
Boxer Parent Co., Inc., 2028 Dollar Extended Term Loan, (1 Month TSFR +4.00%)		9.33	12/29/2028	4,106,277	[e]	4,141,489
Central Parent, Inc., 2024 Refinancing Term Loan, (3 Month TSFR +3.25%)		8.58	7/6/2029	2,143,055	[e]	2,163,157
Cloud Software Group, Inc., Term Loan, (3 Month TSFR +4.60%)		9.91	9/29/2028	4,349,270	[e]	4,366,146
Cloud Software Group, Inc., Term Loan B, (3 Month TSFR +4.00%)		9.33	3/29/2029	910,000	[e]	914,550
ConnectWise LLC, Initial Term Loan, (3 Month TSFR +3.76%)		9.06	9/29/2028	3,509,385	[e]	3,523,264
Cotiviti, Inc., Initial Floating Rate Term Loan, (2 Month TSFR +3.25%)		8.56	4/30/2031	5,270,000	[e]	5,299,670
Dedalus Finance GmbH, Additional Term Loan B-2, (6 Month EURIBOR +3.75%)	EUR	7.61	7/17/2027	2,000,000	[e]	2,157,134
Ellucian Holdings, Inc., Term Loan B, (1 Month TSFR +3.60%)		8.93	10/29/2029	3,471,346	[e]	3,496,773
Epicor Software Corp., Delayed Draw Term Loan, (1 Month TSFR +3.25%)		4.00	5/23/2031	210,016	[e,f]	211,250
Epicor Software Corp., Term Loan, (1 Month TSFR +3.25%)		4.00	5/23/2031	1,789,984	[e]	1,800,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Information Technology - 11.7% (continued)
Genesys Cloud Services Holdings II LLC, 2024 Incremental No. 2 Dollar Term Loan, (1 Month TSFR +3.50%)	8.83	12/1/2027	3,202,637	[e]	3,229,235
Genesys Cloud Services, Inc., Term Loan B, (1 Month TSFR +3.86%)	9.19	12/1/2027	289,275	[e]	292,198
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +4.10%)	9.43	11/30/2026	2,073,483	[e]	1,941,298
Idera, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.90%)	9.23	3/2/2028	3,805,954	[e]	3,821,559
Instructure Holdings, Inc., Term Loan B, (3 Month TSFR +3.01%)	8.35	10/30/2028	2,992,366	[e]	2,999,847
Isolved, Inc., Term Loan, (1 Month TSFR +3.50%)	8.83	10/15/2030	2,725,170	[e]	2,741,358
Mitchell International, First Lien Initial Term Loan, (1 Month TSFR +3.86%)	9.19	10/16/2028	3,574,521	[e]	3,587,192
Mitchell International, Second Lien Initial Term Loan, (1 Month TSFR +6.61%)	11.94	10/15/2029	784,615	[e]	787,840
Project Alpha Intermediate Holding Inc., 2024 Refinancing Term Loan, (3 Month TSFR +3.75%)	9.07	10/28/2030	3,358,333	[e]	3,384,730
Project Boost Purchaser LLC, 2021 First Lien Tranche 2 Term Loan, (1-3 Month TSFR +3.69%)	8.96	5/29/2026	1,994,872	[e]	2,005,784
Project Boost Purchaser LLC, Senior Secured First Lien Term Loan, (1 Month TSFR +3.61%)	8.94	5/29/2026	1,984,416	[e]	1,995,439
Quartz Acquireco LLC, Term Loan, (3 Month TSFR +3.50%)	8.81	6/28/2030	2,665,857	[e]	2,683,078
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)	9.73	2/1/2029	2,252,927	[e]	1,684,773
RealPage, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.11%)	8.44	4/24/2028	3,682,066	[e]	3,638,802
RealPage, Inc., Second Lien Initial Term Loan, (1 Month TSFR +6.61%)	11.94	4/23/2029	1,540,000	[e]	1,518,348
Renaissance Holdings Corp., First Lien Term Loan, (3 Month TSFR +4.25%)	9.60	4/30/2030	2,487,516	[e]	2,491,023
SolarWinds Holdings, Inc., 2024 Refinancing Facility Term Loan, (1 Month TSFR +3.25%)	8.58	2/5/2027	3,392,198	[e]	3,419,336
UKG, Inc., Term Loan B, (1 Month TSFR +3.50%)	8.57	2/10/2031	5,230,647	[e]	5,276,180

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Information Technology - 11.7% (continued)
VS Buyer LLC, 2024 Refinancing Initial Term Loan, (1 Month TSFR +3.25%)	8.57	4/14/2031	1,824,000	[e]	1,839,395
Waystar Technologies, Inc., Initial Term Loan, (1 Month TSFR +4.00%)	9.33	10/22/2029	2,113,333	[e]	2,122,579
West Technology Group LLC, Term Loan B-3, (3 Month TSFR +4.25%)	9.58	4/10/2027	3,054,598	[e]	2,986,251
				96,573,673
Insurance - 5.0%
Acrisure LLC, 2023 Term Loan B, (1 Month TSFR +4.50%)	9.83	11/6/2030	4,531,110	[e]	4,565,093
Acrisure LLC, Term Loan B-1, (1 Month LIBOR +3.50%)	8.94	2/15/2027	2,042,240	[e]	2,046,069
Alliant Holdings Intermediate LLC, Term Loan 6, (1 Month TSFR +3.50%)	8.82	11/6/2030	3,208,774	[e]	3,225,331
Amynta Agency Borrower, Inc., 2023 Repricing Term Loan, (3 Month TSFR +4.25%)	9.55	2/28/2028	3,274,586	[e]	3,286,866
AssuredPartners, Inc., 2024 Term Loan, (1 Month TSFR +3.50%)	8.83	2/14/2031	4,000,000	[e]	4,034,840
Asurion LLC, New Term Loan B-8, (1 Month TSFR +3.36%)	8.69	12/23/2026	5,704,414	[e]	5,672,327
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)	10.69	2/3/2028	3,118,585	[e]	2,945,114
Asurion LLC, Term Loan B-4, (1 Month TSFR +5.36%)	10.69	1/22/2029	1,743,698	[e]	1,630,898
BroadStreet Partners, Inc., Term Loan B-4, (1 Month TSFR +3.25%)	3.25	5/12/2031	1,900,000	[e]	1,910,355
HUB International Ltd., Initial Term Loan, (1-3 Month TSFR +3.25%)	8.57	6/20/2030	2,526,175	[e]	2,545,854
OneDigital Borrower LLC, 2021 Term Loan B, (1 Month TSFR +4.35%)	9.68	11/16/2027	3,911,426	[e]	3,938,415
Sedgwick CMS, Inc., Term Loan B, (1 Month TSFR +3.75%)	9.08	2/24/2028	2,139,592	[e]	2,153,103
Truist Insurance Holdings LLC, Initial Term Loan, (3 Month TSFR +3.25%)	8.59	5/6/2031	3,183,333	[e]	3,208,338
				41,162,603
Internet Software & Services - 4.5%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month TSFR +3.35%)	8.68	12/6/2027	1,597,423	[e]	1,541,513

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Internet Software & Services - 4.5% (continued)
CNT Holdings I Corp., First Lien Initial Term Loan, (3 Month TSFR +3.50%)		8.83	11/8/2027	2,979,371	[e]	2,997,590
Delivery Hero Finco LLC, Extended Dollar Term Loan, (3 Month TSFR +5.00%)		10.32	12/12/2029	2,472,640	[e]	2,504,067
Endure Digital, Inc., Initial Term Loan, (1 Month TSFR +3.61%)		8.93	2/10/2028	2,862,952	[e]	2,688,941
ION Trading Finance Ltd., Initial Dollar Term Loan, (3 Month TSFR +4.85%)		10.15	4/3/2028	1,470,858	[e]	1,474,270
ION Trading Finance Ltd., Initial Euro Term Loan, (3 Month EURIBOR +4.25%)	EUR	8.15	4/3/2028	3,988,481	[e]	4,215,895
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)		9.57	5/3/2028	4,878,352	[e]	4,892,499
MH Sub I LLC, Second Lien Term Loan, (1 Month TSFR +6.25%)		11.58	2/23/2029	1,670,000	[e]	1,670,785
Proofpoint, Inc., Term Loan B, (1 Month TSFR +3.00%)		3.50	8/31/2028	4,576,162	[e]	4,594,192
StubHub Holdco Sub LLC, Extended EUR Term Loan B, (1 Month EURIBOR +5.00%)	EUR	8.77	3/15/2030	1,000,000	[e]	1,088,278
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)		10.08	3/12/2030	4,893,430	[e]	4,905,688
Weddingwire, Inc., Term Loan, (1 Month TSFR +4.50%)		9.82	1/31/2028	4,151,434	[e]	4,172,191
					36,745,909
Materials - 3.7%
Anchor Packaging LLC, Amendment No. 4 Term Loan, (1 Month TSFR +3.75%)		9.08	4/17/2029	2,926,351	[e]	2,944,378
Berlin Packaging LLC, Tranche Term Loan B-5, (1-3 Month TSFR +3.86%)		9.18	3/13/2028	2,990,027	[e]	2,999,386
Charter Next Generation, Inc., Term Loan, (1 Month TSFR +3.50%)		8.82	12/1/2027	3,138,883	[e]	3,156,885
Clydesdale Acquisition Holdings Inc, Facility Term Loan B, (1 Month TSFR +3.78%)		9.10	4/13/2029	4,909,774	[e]	4,941,392
Crosby US Acquisition Corp., Amendment No. 3 Replacement Term Loan, (1 Month TSFR +4.00%)		9.33	8/16/2029	1,935,150	[e]	1,955,111
LABL, Inc., Initial Dollar Term Loan, (1 Month TSFR +5.10%)		10.43	10/30/2028	3,257,214	[e]	3,234,446

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Materials - 3.7% (continued)
LABL, Inc., Initial Term Loan, (1 Month EURIBOR +5.00%)	EUR	8.77	10/30/2028	1,492,366	[e]	1,554,925
Mauser Packaging Solutions Holding Co., Initial Term Loan, (1 Month TSFR +3.50%)		8.81	4/16/2027	1,557,401	[e]	1,563,732
Pregis TopCo LLC, First Lien Initial Term Loan, (1 Month TSFR +3.75%)		9.08	7/31/2026	2,593,229	[e]	2,605,275
Proampac PG Borrower LLC, 2024 Term Loan B, (3 Month TSFR +4.00%)		9.33	9/15/2028	3,425,697	[e]	3,452,674
SupplyOne, Inc., Term Loan B, (1 Month TSFR +4.25%)		9.58	4/21/2031	1,965,000	[e]	1,987,106
					30,395,310
Media - 1.0%
Altice Financing SA, 2022 Dollar Term Loan, (3 Month TSFR +5.00%)		10.33	10/29/2027	797,980	[e]	700,558
CSC Holdings LLC, Term Loan, (1 Month LIBOR +2.50%)		7.93	4/15/2027	2,483,140	[e]	1,969,292
DIRECTV Financing LLC, Closing Date Term Loan, (1 Month TSFR +5.11%)		10.44	8/2/2027	3,126,924	[e]	3,142,559
Fleet Midco I Ltd., Facility Term Loan B, (1 Month TSFR +3.25%)		8.58	2/10/2031	2,552,857	[e]	2,572,004
					8,384,413
Metals & Mining - .4%
Arsenal AIC Parent LLC, 2024 Refinancing Term Loan B, (1 Month TSFR +3.75%)		9.08	8/19/2030	3,497,447	[e]	3,533,523
Real Estate - 1.4%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)		8.94	6/2/2028	3,708,792	[e]	3,669,386
Cushman & Wakefield US Borrower LLC, 2024 Term Loan, (1 Month TSFR +3.75%)		9.08	1/31/2030	3,152,100	[e]	3,179,681
Emeria SASU, Facility Term Loan B, (3 Month EURIBOR +3.50%)	EUR	7.43	3/27/2028	1,500,000	[e]	1,504,083
Forest City Enterprises LP, Term Loan B, (1 Month TSFR +3.61%)		8.94	12/8/2025	1,374,000	[e]	1,284,264
Greystar Real Estate Partners LLC, Term Loan B-1, (3 Month TSFR +3.25%)		8.58	8/21/2030	2,146,633	[e]	2,162,733
					11,800,147

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Retailing - 2.8%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (1-3 Month TSFR +4.00%)	9.33	1/29/2031	2,485,000	[e]	2,501,103
Gulfside Supply, Inc., Term Loan, (1 Month TSFR +3.50%)	3.00	5/29/2031	1,049,000	[e]	1,052,278
Johnstone Supply LLC, Term Loan B, (1 Month TSFR +3.00%)	3.00	5/16/2031	1,500,000	[e]	1,505,003
Lakeshore Learning Materials LLC, Initial Term Loan, (1 Month TSFR +3.61%)	8.94	10/1/2028	1,856,263	[e]	1,853,942
Peer Holding III BV, Facility Term Loan B-4, (3 Month TSFR +3.25%)	8.56	10/28/2030	3,000,000	[e]	3,019,695
PetSmart, Inc., Initial Term Loan, (1 Month TSFR +3.85%)	9.18	2/14/2028	992,334	[e]	990,920
RH, Initial Term Loan, (1 Month TSFR +2.61%)	7.94	10/20/2028	2,605,649	[e]	2,550,826
SRS Distribution, Inc., 2021 Refinancing Term Loan, (1 Month TSFR +3.61%)	8.94	6/5/2028	2,487,212	[e]	2,505,742
Staples, Inc., 2019 Refinancing New Term Loan B-1, (1 Month LIBOR +5.00%)	10.43	4/13/2026	3,943,814	[e]	3,919,974
Staples, Inc., Term Loan B, (1 Month TSFR +5.75%)	6.25	8/23/2029	3,276,000	[e]	3,131,315
				23,030,798
Semiconductors & Semiconductor Equipment - .2%
MKS Instruments, Inc., 2023 Term Loan B, (1 Month TSFR +2.50%)	7.82	8/17/2029	1,890,629	[e]	1,903,590
Technology Hardware & Equipment - 2.0%
Foundever Worldwide Corp., Initial Dollar Term Loan, (1 Month TSFR +3.86%)	9.19	8/28/2028	1,937,205	[e]	1,539,139
Indy US Holdco LLC, 2023 Incremental Dollar Term Loan, (1 Month TSFR +6.25%)	11.58	3/6/2028	4,156,661	[e]	4,167,053
Mcafee Corp., Tranche Term Loan B-1, (1 Month TSFR +3.25%)	8.58	3/1/2029	1,890,569	[e]	1,894,473
Optiv Parent, Inc., Term Loan, (3 Month TSFR +5.25%)	10.57	8/26/2026	993,463	[e]	959,188
Peraton Corp., First Lien Term Loan B, (1 Month TSFR +3.85%)	9.18	2/1/2028	2,359,086	[e]	2,364,937
Perforce Software, Inc., Term Loan, (1 Month TSFR +3.75%)	9.18	7/1/2026	3,382,168	[e]	3,376,655
Virtusa Corp., Term Loan B, (1 Month TSFR +3.86%)	9.19	2/11/2028	2,477,028	[e]	2,491,221
				16,792,666

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Telecommunication Services - 2.9%
Altice France SA, USD Term Loan B-14, (3 Month TSFR +5.50%)		10.83	8/31/2028	3,254,069	[e]	2,460,890
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)		9.30	12/17/2027	3,662,576	[e]	3,685,192
Consolidated Communications, Inc., Term Loan B-1, (1 Month TSFR +3.50%)		8.94	10/4/2027	2,845,000	[e]	2,716,221
Crown Subsea Communications Holding, Inc., Intial Term Loan, (3 Month TSFR +4.75%)		10.08	1/30/2031	2,253,080	[e]	2,278,427
Frontier Communications Holdings LLC, New Term Loan B, (1 Month TSFR +3.86%)		9.19	10/8/2027	2,468,561	[e]	2,472,091
Level 3 Financing, Inc., Term Loan B-1, (1 Month TSFR +6.56%)		11.88	4/16/2029	2,728,000	[e]	2,654,262
Lumen Technologies, Inc., Term Loan B-1, (1 Month TSFR +2.46%)		7.79	4/16/2029	1,221,439	[e]	853,481
Lumen Technologies, Inc., Term Loan B-2, (1 Month TSFR +2.46%)		7.79	4/15/2030	1,221,439	[e]	831,257
Telesat LLC, Term Loan B-5, (3 Month TSFR +3.01%)		8.36	12/7/2026	1,650,000	[e]	802,015
WP/AP Telecom Holdings, Facility Term Loan B, (3 Month EURIBOR +3.80%)	EUR	7.70	4/3/2029	2,000,000	[e]	2,184,379
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +3.11%)		8.44	3/9/2027	3,842,660	[e]	3,343,114
					24,281,329
Transportation - .4%
PODS LLC, Term Loan, (3 Month TSFR +3.26%)		8.59	3/31/2028	3,269,519	[e]	3,108,086
Utilities - 2.5%
Compass Power Generation, Tranche Term Loan B-2, (1 Month TSFR +4.36%)		9.69	4/16/2029	3,088,846	[e]	3,113,943
Eastern Power LLC, Term Loan, (1 Month TSFR +3.86%)		9.19	10/2/2025	3,919,764	[e]	3,921,489
Generation Bridge Northeast LLC, Term Loan B, (1 Month TSFR +3.50%)		8.82	8/22/2029	2,606,350	[e]	2,633,496
Hamilton Projects Acquiror LLC, Term Loan B, (1 Month TSFR +3.75%)		4.25	5/22/2031	3,276,000	[e]	3,298,539

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.8% (continued)
Utilities - 2.5% (continued)
Invenergy Thermal Operating I LLC, Term Loan B, (3 Month SOFR +4.36%)	9.67	8/14/2029	1,618,519	[e]	1,638,750
Invenergy Thermal Operating I LLC, Term Loan C, (3 Month SOFR +4.36%)	9.67	8/14/2029	140,816	[e]	142,576
Potomac Energy Center LLC, Term Loan, (3 Month TSFR +6.00%)	12.26	9/30/2026	2,742,074	[e]	2,659,812
Vistra Zero Operating Co. LLC, Term Loan B, (1 Month TSFR +2.75%)	8.07	4/30/2031	3,040,000	[e]	3,063,940
				20,472,545
Total Floating Rate Loan Interests (cost $722,732,933)			732,325,402

Exchange-Traded Funds - 2.4%
Registered Investment Companies - 2.4%
Invesco Senior Loan ETF			225,545		4,763,510
iShares 1-5 Year Investment Grade Corporate Bond ETF			19,560		1,000,298
iShares 5-10 Year Investment Grade Corporate Bond ETF			66,900		3,417,921
iShares 7-10 Year Treasury Bond ETF			8,990		834,272
iShares iBoxx High Yield Corporate Bond ETF			6,500	[c]	501,345
iShares iBoxx Investment Grade Corporate Bond ETF			30,790	[c]	3,291,143
ProShares Ultra VIX Short-Term Futures ETF			27,429	[c,g]	707,668
SPDR Blackstone Senior Loan ETF			114,045		4,800,154
SPDR Bloomberg High Yield Bond ETF			5,300	[c]	500,055
Total Exchange-Traded Funds (cost $19,974,326)			19,816,366
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 3.8%
Registered Investment Companies - 3.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $31,646,289)	5.43		31,646,289	[h]	31,646,289

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,320,384)	5.43	7,320,384	[h] 7,320,384
Total Investments (cost $838,240,987)		102.8%	847,567,817
Liabilities, Less Cash and Receivables		(2.8%)	(23,305,564)
Net Assets		100.0%	824,262,253

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SPDR—Standard & Poor's Depository Receipt

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $56,459,376 or 6.85% of net assets.

c Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $7,557,380 and the value of the collateral was $7,802,305, consisting of cash collateral of $7,320,384 and U.S. Government & Agency securities valued at $481,921. In addition, the value of collateral may include pending sales that are also on loan.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Citigroup Global Markets, Inc.
United States Dollar	2,042,956	British Pound	1,605,000	6/28/2024	(2,509)
United States Dollar	61,544,356	Euro	56,670,000	6/28/2024	(23,579)
Gross Unrealized Depreciation					(26,088)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

May 31, 2024 (Unaudited)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	22,966,386	-	22,966,386
Corporate Bonds	-	33,492,990	-	33,492,990
Exchange-Traded Funds	19,816,366	-	-	19,816,366
Floating Rate Loan Interests	-	732,325,402	-	732,325,402
Investment Companies	38,966,673	-	-	38,966,673
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(26,088)	-	(26,088)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2024 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2024, accumulated net unrealized appreciation on investments was $9,300,742, consisting of $14,291,835 gross unrealized appreciation and $4,991,093 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.